WisdomTree Trust

245 Park Avenue

35th Floor

New York, NY 10167

January 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust (the “Trust”)
File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information, with respect to the operational series of the Trust, for the above-referenced Registrant do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 497 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on December 16, 2015 with a designated effective date of January 1, 2016 (Accession No. 0001193125-15-404611).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3721.

Very truly yours,

/s/ Ryan M. Louvar

Ryan M. Louvar

Secretary

cc: W. John McGuire, Esq.